Construction in Progress (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Apr. 10, 2025 CNY (¥)	Apr. 10, 2025 USD ($)
Construction in Progress [Line Items]
Totaling price		$ 3,344	$ 30,821
Artificial Intelligence Platform [Member]
Construction in Progress [Line Items]
Totaling price				¥ 225.0	$ 32,600
Amount paid on agreements	¥ 51.2	$ 7,500